SCHEDULE OF OTHER (LOSSES)/GAINS - NET (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Other Gainslosses Including Fair Value Changes On Financial Instruments Net
Fair value gain/(loss) on convertible loans (Note 12)		$ (98,754)	$ (1,090,480)	$ 12,666
Foreign currency exchange loss - net		(170,311)	(26,422)	(9,481)
Gain on disposal of property, plant and equipment			280
Fair value on warrants liabilities at inception date (Note 14)		(112,214)
Fair value changes on warrant liabilities (Note 14)		(111,631)
Total	$ (373,615)	$ (492,910)	$ (1,116,622)	$ 3,185